Quarterly Report
June 30, 2025
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
June 30, 2025

State Street Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 96.3% †
U.S. Treasuries - 28.1%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$8,396,300	$5,499,576
3.00%, 08/15/48 (a)	18,317,400	13,546,290
4.13%, 08/15/53 (a)	7,727,000	6,903,591
4.38%, 08/15/43 (a)	7,088,500	6,758,442
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29 (a)	12,622,335	12,780,360
1.88%, 07/15/34 (a)	18,690,943	18,717,227
U.S. Treasury Notes
0.75%, 01/31/28 (a)	11,238,200	10,426,064
1.63%, 05/15/31 (a)	4,448,200	3,922,756
2.63%, 02/15/29 (a)	6,370,300	6,134,400
3.50%, 04/30/28 (a)	13,443,800	13,371,330
3.88%, 08/15/33 (a)	14,457,200	14,240,342
4.00%, 07/31/29 (a)	14,676,500	14,815,239
4.13%, 02/15/27 - 07/31/31 (a)	5,917,500	5,958,972
4.19%, 12/31/25 (a)	5,407,000	5,407,000
4.25%, 10/15/25 - 11/15/34 (a)	6,839,400	6,838,831
4.30%, 09/30/25 (a)	7,061,700	7,072,734
4.44%, 07/31/25 (a)	10,824,300	10,787,091
4.63%, 09/30/28 - 05/31/31 (a)	31,048,900	32,126,118
		195,306,363
Agency Mortgage Backed - 29.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	17,930,509	16,006,254
4.50%, 06/01/33 - 02/01/35 (a)	7,501	7,542
5.00%, 07/01/35 (a)	133,580	135,805
5.50%, 01/01/38 - 04/01/39 (a)	214,744	222,051
6.00%, 06/01/33 - 11/01/37 (a)	441,878	462,419
6.50%, 07/01/29 (a)	2,793	2,817
7.00%, 01/01/27 - 08/01/36 (a)	92,585	99,759
7.50%, 01/01/28 - 09/01/33 (a)	7,995	8,260
8.00%, 11/01/30 (a)	619	640
8.50%, 04/01/30 (a)	1,465	1,578
Federal National Mortgage Association
2.50%, 03/01/51 (a)	7,902,107	6,558,221
3.00%, 03/01/50 (a)	3,252,099	2,852,577
3.50%, 08/01/45 - 01/01/48 (a)	7,172,655	6,599,015
4.00%, 01/01/41 - 01/01/50 (a)	8,016,886	7,628,905
4.50%, 07/01/33 - 12/01/48 (a)	3,863,179	3,788,116
5.00%, 03/01/34 - 05/01/39 (a)	346,854	352,097
5.50%, 12/01/32 - 01/01/39 (a)	1,145,253	1,184,148
6.00%, 02/01/33 - 05/01/41 (a)	2,005,154	2,086,777
6.50%, 02/01/29 - 08/01/36 (a)	57,385	60,681
7.00%, 10/01/32 - 12/01/33 (a)	12,691	13,547
7.50%, 12/01/26 - 03/01/33 (a)	28,998	30,239
	Principal Amount	Fair Value
8.00%, 11/01/25 - 10/01/31 (a)	$4,072	$4,165
8.50%, 04/01/30 (a)	2,104	2,241
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(b)	2,994	3,043
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	17,400,546	15,738,576
3.50%, 08/20/48 (a)	2,660,837	2,457,823
4.00%, 01/20/41 - 04/20/43 (a)	2,136,483	2,059,350
4.50%, 08/15/33 - 03/20/41 (a)	833,009	829,452
5.00%, 08/15/33 (a)	40,906	41,642
6.00%, 04/15/27 - 04/15/35 (a)	155,744	162,254
6.50%, 08/15/27 - 09/15/36 (a)	95,653	99,786
7.00%, 03/15/26 - 10/15/36 (a)	70,074	73,690
7.50%, 02/15/28 - 10/15/28 (a)	11,582	11,650
8.00%, 12/15/29 - 05/15/30 (a)	203	207
Government National Mortgage Association 1 yr. CMT + 1.50%
4.75%, 10/20/25 (a)(b)	20	20
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.55%, 05/20/64 (a)(b)(c)	11,636,458	359,489
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/54 (d)	34,438,852	27,254,150
2.50%, 07/01/55 (d)	42,763,345	35,461,290
3.00%, 07/01/54 (d)	13,198,099	11,416,540
3.50%, 07/01/54 (d)	9,644,921	8,683,756
6.00%, 07/01/54 (d)	32,162,768	32,687,986
6.50%, 07/01/54 (d)	19,297,261	19,921,141
		205,369,699
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	3,746,535	3,526,517
4.05%, 09/25/28 (a)(b)	986,749	985,935
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	33,190	3,739
7.50%, 07/15/27 (a)(c)	419	19
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	441	422
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(b)(c)	1,544,398	64,360
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	35,940	29,554
4.50%, 08/25/35 - 01/25/36 (a)(c)	77,562	9,529
5.00%, 03/25/38 - 05/25/38 (a)(c)	51,811	7,965
5.50%, 12/25/33 (a)(c)	14,065	2,164

See Notes to Schedule of Investments.
State Street Income Fund	1

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
6.00%, 01/25/35 (a)(c)	$56,843	$9,173
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (a)(b)(c)	199,846	5,249
5.00%, 02/25/40 - 09/25/40 (a)(c)	54,410	4,615
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.58%, 07/25/38 (a)(b)(c)	51,056	4,282
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
2.13%, 11/25/41 (a)(b)(c)	6,051,945	673,808
		5,327,331
Asset Backed - 0.0%*
Chase Funding Trust
4.99%, 11/25/33 (a)(f)	68,619	67,829
Corporate Notes - 32.1%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	653,000	638,464
Abbott Laboratories
3.75%, 11/30/26 (a)	193,000	192,421
4.90%, 11/30/46 (a)	167,000	157,987
AbbVie, Inc.
3.20%, 11/21/29 (a)	238,000	227,599
4.05%, 11/21/39 (a)	128,000	112,150
4.25%, 11/21/49 (a)	171,000	140,902
4.30%, 05/14/36 (a)	136,000	128,244
4.40%, 11/06/42 (a)	122,000	107,172
4.63%, 10/01/42 (a)	29,000	26,149
4.70%, 05/14/45 (a)	52,000	46,570
4.88%, 11/14/48 (a)	42,000	38,049
5.05%, 03/15/34 (a)	362,000	368,617
5.40%, 03/15/54 (a)	140,000	136,157
5.50%, 03/15/64 (a)	163,000	158,090
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	193,000	161,464
AEP Texas, Inc.
3.45%, 05/15/51 (a)	331,000	221,813
5.70%, 05/15/34 (a)	460,000	470,134
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	168,000	162,328
Aircastle Ltd.
4.25%, 06/15/26 (a)	194,000	193,119
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	327,749
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	104,000	83,238
2.95%, 03/15/34 (a)	182,000	153,572
3.55%, 03/15/52 (a)	175,000	117,813
4.70%, 07/01/30 (a)	62,000	61,983
Allstate Corp.
4.20%, 12/15/46 (a)	188,000	153,538
Allstate Corp. (7.53% fixed rate until 07/30/25; 3.20% + 3 mo. Term SOFR thereafter)
7.53%, 08/15/53 (a)(b)	246,000	245,774
Ally Financial, Inc.
2.20%, 11/02/28 (a)	261,000	240,838
Alphabet, Inc.
4.00%, 05/15/30 (a)	172,000	172,084
4.50%, 05/15/35 (a)	445,000	439,059
	Principal Amount	Fair Value
5.25%, 05/15/55 (a)	$211,000	$207,727
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	148,000	118,282
4.00%, 02/04/61 (a)	51,000	35,960
4.25%, 08/09/42 (a)	16,000	13,028
4.45%, 05/06/50 (a)	77,000	60,423
4.50%, 05/02/43 (a)	53,000	44,158
Amazon.com, Inc.
1.50%, 06/03/30 (a)	76,000	67,232
2.50%, 06/03/50 (a)	108,000	64,899
2.70%, 06/03/60 (a)	73,000	41,911
2.88%, 05/12/41 (a)	183,000	136,564
3.25%, 05/12/61 (a)	119,000	77,476
4.25%, 08/22/57 (a)	32,000	26,216
Ameren Corp.
3.65%, 02/15/26 (a)	108,000	107,337
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	110,000	99,323
3.25%, 03/01/50 (a)	91,000	59,397
American Honda Finance Corp.
5.85%, 10/04/30 (a)	695,000	734,608
American Tower Corp.
1.50%, 01/31/28 (a)	339,000	315,738
2.90%, 01/15/30 (a)	119,000	110,878
3.70%, 10/15/49 (a)	69,000	50,425
3.80%, 08/15/29 (a)	147,000	142,935
American Water Capital Corp.
2.95%, 09/01/27 (a)	104,000	101,467
5.45%, 03/01/54 (a)	463,000	447,698
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	334,000	327,039
Amgen, Inc.
2.00%, 01/15/32 (a)	177,000	151,066
2.45%, 02/21/30 (a)	48,000	43,963
3.00%, 01/15/52 (a)	124,000	79,770
3.15%, 02/21/40 (a)	218,000	167,814
3.38%, 02/21/50 (a)	58,000	40,758
4.66%, 06/15/51 (a)	44,000	37,667
5.51%, 03/02/26 (a)	364,000	364,015
5.60%, 03/02/43 (a)	202,000	200,348
5.65%, 03/02/53 (a)	189,000	184,602
5.75%, 03/02/63 (a)	176,000	171,107
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	342,000	327,318
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	291,000	283,932
4.90%, 02/01/46 (a)	144,000	131,904
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	157,000	151,497
5.55%, 01/23/49 (a)	161,000	160,005
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 yr. CMT thereafter)
5.55%, 08/11/32 (a)(b)(g)	519,000	525,887
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	208,000	128,569
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	343,000	357,804

See Notes to Schedule of Investments.
2	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	$112,000	$102,321
Apple, Inc.
2.20%, 09/11/29 (a)	133,000	123,463
2.65%, 02/08/51 (a)	271,000	168,351
2.80%, 02/08/61 (a)	145,000	85,818
2.95%, 09/11/49 (a)	87,000	58,412
3.35%, 02/09/27 (a)	63,000	62,377
3.45%, 02/09/45 (a)	223,000	172,990
3.85%, 08/04/46 (a)	201,000	162,722
3.95%, 08/08/52 (a)	175,000	139,351
4.85%, 05/10/53 (a)	528,000	502,529
Applied Materials, Inc.
4.35%, 04/01/47 (a)	76,000	65,090
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	91,000	68,922
4.65%, 09/13/29 (a)	365,000	364,120
5.15%, 09/13/34 (a)	550,000	530,634
ArcelorMittal SA
4.55%, 03/11/26 (a)	876,000	874,362
6.00%, 06/17/34 (a)	297,000	311,494
6.35%, 06/17/54 (a)	495,000	501,242
6.80%, 11/29/32 (a)	121,000	133,001
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	74,000	72,668
ARES Capital Corp.
2.88%, 06/15/28 (a)	399,000	376,010
3.25%, 07/15/25 (a)	879,000	878,112
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	140,000	97,313
Ascension Health
4.85%, 11/15/53 (a)	189,000	167,770
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	200,000	193,496
5.55%, 05/30/33 (a)(g)	305,000	308,084
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	280,000	262,550
5.00%, 02/26/34 (a)	223,000	227,360
AstraZeneca PLC
3.00%, 05/28/51 (a)	151,000	101,090
4.00%, 01/17/29 (a)	58,000	57,767
4.38%, 08/17/48 (a)	37,000	31,598
AT&T, Inc.
2.75%, 06/01/31 (a)	821,000	743,990
3.55%, 09/15/55 (a)	88,000	59,360
3.65%, 06/01/51 (a)	662,000	469,490
3.85%, 06/01/60 (a)	229,000	160,112
4.35%, 03/01/29 (a)	236,000	236,493
4.50%, 05/15/35 (a)	167,000	159,116
4.55%, 03/09/49 (a)	91,000	75,603
4.75%, 05/15/46 (a)	53,000	46,252
4.85%, 03/01/39 (a)	220,000	208,021
5.40%, 02/15/34 (a)	296,000	304,611
Athene Holding Ltd.
4.13%, 01/12/28 (a)	97,000	96,044
6.15%, 04/03/30 (a)	190,000	201,613
Atmos Energy Corp.
6.20%, 11/15/53 (a)	202,000	218,532
AutoNation, Inc.
5.89%, 03/15/35 (a)	429,000	434,937
BAE Systems PLC
5.30%, 03/26/34 (a)(g)	539,000	551,219
5.50%, 03/26/54 (a)(g)	170,000	167,846
	Principal Amount	Fair Value
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	$285,000	$280,671
Bank of America Corp.
3.25%, 10/21/27 (a)	215,000	210,915
4.18%, 11/25/27 (a)	253,000	252,066
4.25%, 10/22/26 (a)	268,000	267,531
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	456,000	427,436
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	779,000	697,446
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	349,000	225,409
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	122,000	119,229
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56%, 04/23/27 (a)(b)	198,000	196,576
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	268,000	264,872
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	282,000	257,991
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	161,000	126,119
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	167,000	152,120
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	59,000	58,837
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	622,000	634,670
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	397,000	407,818
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	728,000	768,331
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	232,000	230,664

See Notes to Schedule of Investments.
State Street Income Fund	3

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Bank of Nova Scotia (7.15% fixed rate until 10/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.15%, 10/12/25 (a)(b)	$239,000	$236,672
Barclays PLC
4.38%, 01/12/26 (a)	310,000	309,504
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (a)(b)	596,000	538,558
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (a)(b)	307,000	310,181
BAT Capital Corp.
2.73%, 03/25/31 (a)	177,000	159,484
4.39%, 08/15/37 (a)	131,000	117,199
4.54%, 08/15/47 (a)	45,000	36,357
5.83%, 02/20/31 (a)	204,000	214,626
6.00%, 02/20/34 (a)	172,000	181,257
Baxter International, Inc.
1.92%, 02/01/27 (a)	594,000	571,986
2.27%, 12/01/28 (a)	209,000	194,569
2.54%, 02/01/32 (a)	105,000	91,594
3.95%, 04/01/30 (a)	173,000	169,031
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	36,000	22,653
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	112,000	110,721
4.67%, 06/06/47 (a)	17,000	14,584
4.69%, 12/15/44 (a)	19,000	16,521
5.11%, 02/08/34 (a)	460,000	460,759
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	73,000	71,410
3.70%, 07/15/30 (a)	162,000	157,215
3.80%, 07/15/48 (a)	63,000	47,561
4.25%, 10/15/50 (a)	139,000	111,118
6.13%, 04/01/36 (a)	63,000	67,743
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	383,000	247,315
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	190,000	189,992
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	229,000	234,439
5.50%, 09/08/53 (a)	78,000	77,165
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	864,000	893,039
Block Financial LLC
2.50%, 07/15/28 (a)	169,000	159,301
3.88%, 08/15/30 (a)	54,000	51,343
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 yr. USD ICE Swap thereafter)
5.13%, 11/15/27 (a)(b)(g)	200,000	192,276
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	115,000	116,270
Boeing Co.
2.20%, 02/04/26 (a)	349,000	343,615
2.70%, 02/01/27 (a)	278,000	270,146
2.95%, 02/01/30 (a)	71,000	65,838
3.25%, 03/01/28 (a)	36,000	34,776
3.55%, 03/01/38 (a)	48,000	38,528
3.75%, 02/01/50 (a)	72,000	50,856
	Principal Amount	Fair Value
5.04%, 05/01/27 (a)	$409,000	$412,080
5.15%, 05/01/30 (a)	231,000	235,246
5.81%, 05/01/50 (a)	432,000	414,444
Boston Properties LP
3.40%, 06/21/29 (a)	296,000	280,691
Boston Scientific Corp.
4.70%, 03/01/49 (a)	21,000	18,899
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	172,000	110,410
3.38%, 02/08/61 (a)	173,000	111,625
4.81%, 02/13/33 (a)	286,000	285,585
5.23%, 11/17/34 (a)	873,000	887,588
BP Capital Markets PLC (4.38% fixed rate until 09/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 09/22/25 (a)(b)	55,000	54,870
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	189,000	187,019
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	138,000	119,414
2.35%, 11/13/40 (a)	87,000	59,743
3.40%, 07/26/29 (a)	38,000	36,822
3.55%, 03/15/42 (a)	85,000	67,097
4.13%, 06/15/39 (a)	114,000	101,270
4.25%, 10/26/49 (a)	114,000	92,310
4.35%, 11/15/47 (a)	15,000	12,529
4.55%, 02/20/48 (a)	32,000	27,506
5.20%, 02/22/34 (a)	426,000	436,169
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	239,000	225,991
3.90%, 03/15/27 (a)	48,000	47,573
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	85,000	71,698
3.19%, 11/15/36 (a)(g)	11,000	9,118
3.42%, 04/15/33 (a)(g)	660,000	597,802
3.47%, 04/15/34 (a)(g)	10,000	8,920
4.15%, 11/15/30 (a)	88,000	86,583
4.30%, 11/15/32 (a)	144,000	139,569
4.93%, 05/15/37 (a)(g)	118,000	114,454
Brown-Forman Corp.
4.00%, 04/15/38 (a)	30,000	26,384
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	41,000	40,631
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	118,000	97,514
4.55%, 09/01/44 (a)	177,000	156,670
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	56,000	47,989
Campbell's Co.
5.40%, 03/21/34 (a)	248,000	251,844
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	128,000	126,757
4.95%, 06/01/47 (a)	89,000	75,981
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	298,000	287,680
3.10%, 12/02/51 (a)	91,000	59,794
3.50%, 05/01/50 (a)	105,000	74,803
Capital One Financial Corp.
3.75%, 07/28/26 (a)	268,000	265,505

See Notes to Schedule of Investments.
4	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Capital One NA
2.70%, 02/06/30 (a)	$285,000	$262,334
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	326,000	275,861
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	109,000	111,408
Carrier Global Corp.
2.72%, 02/15/30 (a)	130,000	120,930
3.58%, 04/05/50 (a)	103,000	75,638
5.90%, 03/15/34 (a)	126,000	134,148
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	121,000	104,565
3.75%, 02/15/52 (a)	161,000	109,353
Centene Corp.
3.00%, 10/15/30 (a)	115,000	102,767
4.25%, 12/15/27 (a)	2,232,000	2,198,877
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	229,000	204,382
CGI, Inc.
4.95%, 03/14/30 (a)(g)	1,153,000	1,164,968
Charles Schwab Corp.
2.45%, 03/03/27 (a)	1,072,000	1,041,941
2.90%, 03/03/32 (a)	102,000	91,733
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	296,000	274,214
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	593,000	614,443
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	445,000	481,227
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	197,000	142,953
3.70%, 04/01/51 (a)	598,000	398,585
4.80%, 03/01/50 (a)	296,000	237,058
6.55%, 06/01/34 (a)	728,000	776,325
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	231,000	236,683
Chevron Corp.
2.24%, 05/11/30 (a)	60,000	54,808
Chevron USA, Inc.
3.85%, 01/15/28 (a)	212,000	211,548
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	95,000	82,189
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	163,000	142,095
Cigna Group
2.40%, 03/15/30 (a)	105,000	95,791
3.40%, 03/15/50 - 03/15/51 (a)	114,000	76,856
4.38%, 10/15/28 (a)	60,000	60,079
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	346,000	335,333
5.35%, 02/26/64 (a)	346,000	333,707
5.90%, 02/15/39 (a)	69,000	74,270
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	1,500,000	1,479,225
Citigroup, Inc.
4.45%, 09/29/27 (a)	147,000	147,094
4.65%, 07/23/48 (a)	318,000	274,285
	Principal Amount	Fair Value
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	$202,000	$178,950
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	122,000	114,115
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	987,000	920,910
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	58,000	49,973
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(b)	665,000	682,782
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	267,000	278,775
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	379,000	373,819
Clorox Co.
1.80%, 05/15/30 (a)	164,000	144,917
CME Group, Inc.
2.65%, 03/15/32 (a)	133,000	119,109
3.75%, 06/15/28 (a)	63,000	62,605
CMS Energy Corp.
4.88%, 03/01/44 (a)	215,000	191,918
Coca-Cola Co.
2.60%, 06/01/50 (a)	133,000	81,980
2.75%, 06/01/60 (a)	90,000	53,562
Comcast Corp.
2.65%, 08/15/62 (a)	99,000	51,629
2.80%, 01/15/51 (a)	112,000	67,064
2.89%, 11/01/51 (a)	105,000	63,826
2.94%, 11/01/56 (a)	87,000	51,073
2.99%, 11/01/63 (a)	83,000	46,668
3.20%, 07/15/36 (a)	122,000	101,914
3.25%, 11/01/39 (a)	196,000	153,333
3.97%, 11/01/47 (a)	134,000	102,983
4.15%, 10/15/28 (a)	133,000	132,763
5.65%, 06/01/54 (a)	383,000	372,322
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	200,000	184,794
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	53,000	50,691
ConocoPhillips Co.
5.55%, 03/15/54 (a)	261,000	249,339
5.70%, 09/15/63 (a)	269,000	257,683
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	175,000	171,103
3.35%, 04/01/30 (a)	63,000	60,542
3.88%, 06/15/47 (a)	75,000	57,572
3.95%, 04/01/50 (a)	105,000	81,898
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	280,000	266,003
4.50%, 05/09/47 (a)	116,000	96,346
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	178,000	191,524

See Notes to Schedule of Investments.
State Street Income Fund	5

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	$191,000	$160,597
COPT Defense Properties LP
2.00%, 01/15/29 (a)	195,000	177,645
2.25%, 03/15/26 (a)	173,000	169,741
2.75%, 04/15/31 (a)	459,000	406,077
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	570,000	535,025
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	743,000	749,145
5.90%, 02/15/55 (a)	386,000	359,289
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	3,067,000	2,896,291
Crown Castle, Inc.
2.90%, 03/15/27 (a)	470,000	457,507
3.30%, 07/01/30 (a)	368,000	344,396
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	269,000	262,106
5.11%, 04/03/34 (a)(g)	92,000	93,429
5.42%, 04/03/54 (a)(g)	47,000	44,320
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	195,000	164,725
CubeSmart LP
4.38%, 02/15/29 (a)	173,000	171,751
CVS Health Corp.
3.00%, 08/15/26 (a)	155,000	152,556
3.63%, 04/01/27 (a)	136,000	134,267
3.75%, 04/01/30 (a)	99,000	94,958
3.88%, 07/20/25 (a)	90,000	89,935
4.30%, 03/25/28 (a)	11,000	10,953
4.78%, 03/25/38 (a)	89,000	81,653
5.13%, 07/20/45 (a)	99,000	87,562
5.30%, 06/01/33 - 12/05/43 (a)	393,000	379,484
5.88%, 06/01/53 (a)	53,000	50,655
6.00%, 06/01/63 (a)	41,000	39,165
6.05%, 06/01/54 (a)	119,000	116,574
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	457,000	472,319
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	244,000	227,776
2.50%, 12/14/31 (a)(g)	244,000	211,690
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	788,000	764,636
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	398,000	357,766
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	656,000	699,362
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	410,000	437,089
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	224,383
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	114,000	106,447
3.25%, 11/15/39 (a)	73,000	58,562
3.40%, 11/15/49 (a)	39,000	27,735
	Principal Amount	Fair Value
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	$161,000	$147,566
4.40%, 03/24/51 (a)	90,000	69,532
5.40%, 04/18/34 (a)	569,000	570,428
5.75%, 04/18/54 (a)	209,000	194,031
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	799,000	569,903
Digital Realty Trust LP
3.60%, 07/01/29 (a)	186,000	180,295
Discovery Communications LLC
3.95%, 03/20/28 (a)	77,000	73,547
5.00%, 09/20/37 (a)	44,000	31,086
Dollar General Corp.
3.50%, 04/03/30 (a)	69,000	65,490
4.13%, 04/03/50 (a)	116,000	87,297
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	214,000	203,480
Dover Corp.
2.95%, 11/04/29 (a)	118,000	111,216
Dow Chemical Co.
2.10%, 11/15/30 (a)	90,000	79,346
3.60%, 11/15/50 (a)	103,000	69,762
4.25%, 10/01/34 (a)	55,000	50,498
5.15%, 02/15/34 (a)	232,000	232,121
5.55%, 11/30/48 (a)	73,000	66,986
6.30%, 03/15/33 (a)	229,000	246,406
DR Horton, Inc.
5.50%, 10/15/35 (a)	292,000	297,314
DTE Energy Co.
2.85%, 10/01/26 (a)	74,000	72,680
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	87,000	67,964
Duke Energy Corp.
2.55%, 06/15/31 (a)	329,000	293,208
3.30%, 06/15/41 (a)	298,000	223,735
3.50%, 06/15/51 (a)	298,000	204,556
3.75%, 09/01/46 (a)	456,000	337,280
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	82,000	67,011
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	48,000	48,381
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	225,000	218,347
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	297,000	284,383
Eastman Chemical Co.
4.65%, 10/15/44 (a)	133,000	112,402
Eaton Corp.
3.10%, 09/15/27 (a)	73,000	71,660
Edison International
5.75%, 06/15/27 (a)	43,000	43,306
EIDP, Inc.
2.30%, 07/15/30 (a)	89,000	81,075
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	168,000	145,821
Elevance Health, Inc.
2.88%, 09/15/29 (a)	58,000	54,631
3.60%, 03/15/51 (a)	73,000	51,384
3.70%, 09/15/49 (a)	66,000	47,273
5.13%, 02/15/53 (a)	51,000	45,487
5.65%, 06/15/54 (a)	133,000	127,508
6.10%, 10/15/52 (a)	115,000	117,127

See Notes to Schedule of Investments.
6	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Eli Lilly & Co.
5.00%, 02/09/54 (a)	$91,000	$85,031
5.10%, 02/09/64 (a)	348,000	323,459
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	332,000	291,798
Emerson Electric Co.
1.80%, 10/15/27 (a)	76,000	72,383
2.75%, 10/15/50 (a)	66,000	41,436
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	19,000	18,345
Enbridge, Inc.
1.60%, 10/04/26 (a)	527,000	509,277
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	296,000	294,177
Energy Transfer LP
5.25%, 07/01/29 (a)	1,647,000	1,688,027
5.30%, 04/01/44 - 04/15/47 (a)	221,000	195,835
5.35%, 05/15/45 (a)	183,000	165,077
5.75%, 02/15/33 (a)	123,000	127,680
5.95%, 05/15/54 (a)	107,000	101,684
6.10%, 12/01/28 (a)	501,000	526,306
6.40%, 12/01/30 (a)	195,000	210,327
6.50%, 02/01/42 (a)	103,000	106,975
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	241,000	195,487
4.85%, 01/31/34 (a)	743,000	740,392
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	69,000	68,209
EOG Resources, Inc.
4.15%, 01/15/26 (a)	82,000	81,811
5.10%, 01/15/36 (a)	48,000	47,573
Equinix, Inc.
1.25%, 07/15/25 (a)	271,000	270,504
2.15%, 07/15/30 (a)	191,000	169,937
ERP Operating LP
4.50%, 07/01/44 (a)	44,000	38,198
Eversource Energy
3.45%, 01/15/50 (a)	145,000	101,694
Exelon Corp.
4.05%, 04/15/30 (a)	220,000	216,555
4.45%, 04/15/46 (a)	136,000	112,990
4.70%, 04/15/50 (a)	146,000	123,259
5.60%, 03/15/53 (a)	434,000	417,139
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	1,484,000	1,502,639
Expedia Group, Inc.
5.40%, 02/15/35 (a)	324,000	326,210
Extra Space Storage LP
2.20%, 10/15/30 (a)	165,000	145,741
3.90%, 04/01/29 (a)	108,000	105,749
5.90%, 01/15/31 (a)	477,000	504,156
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	261,000	184,958
FedEx Corp.
4.10%, 02/01/45 (a)(g)	317,000	242,188
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	208,000	129,156
	Principal Amount	Fair Value
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	$37,000	$27,196
FirstEnergy Corp.
3.40%, 03/01/50 (a)	198,000	134,434
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	287,000	243,428
Fiserv, Inc.
3.50%, 07/01/29 (a)	89,000	85,696
4.40%, 07/01/49 (a)	52,000	42,573
Florida Power & Light Co.
4.13%, 02/01/42 (a)	80,000	68,018
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	143,000	125,152
Flowserve Corp.
2.80%, 01/15/32 (a)	181,000	157,522
Ford Motor Credit Co. LLC
6.13%, 03/08/34 (a)	1,296,000	1,260,943
Fox Corp.
6.50%, 10/13/33 (a)	276,000	298,477
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	243,000	238,281
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	232,000	228,137
General Dynamics Corp.
4.25%, 04/01/50 (a)	103,000	86,651
General Mills, Inc.
3.00%, 02/01/51 (a)	108,000	69,062
General Motors Co.
5.20%, 04/01/45 (a)	22,000	18,860
5.40%, 04/01/48 (a)	51,000	44,370
6.13%, 10/01/25 (a)	151,000	151,313
6.80%, 10/01/27 (a)	102,000	106,222
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	287,000	281,736
2.35%, 01/08/31 (a)	126,000	109,090
5.25%, 03/01/26 (a)	100,000	100,154
5.85%, 04/06/30 (a)	859,000	887,536
6.10%, 01/07/34 (a)	748,000	770,088
Genuine Parts Co.
2.75%, 02/01/32 (a)	122,000	106,343
Georgia Power Co.
5.25%, 03/15/34 (a)	992,000	1,011,900
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	321,000	318,650
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	112,000	80,323
2.95%, 03/01/27 (a)	22,000	21,606
3.65%, 03/01/26 (a)	77,000	76,577
4.15%, 03/01/47 (a)	53,000	43,315
4.60%, 09/01/35 (a)	136,000	132,098
5.25%, 10/15/33 (a)	140,000	144,696
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	145,000	140,802
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	709,000	704,370
4.25%, 10/21/25 (a)	184,000	183,685
5.15%, 05/22/45 (a)	52,000	46,745
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	266,000	256,858

See Notes to Schedule of Investments.
State Street Income Fund	7

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	$134,000	$117,029
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	110,000	78,629
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	167,000	124,826
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	282,000	215,135
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	77,000	75,737
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	80,000	69,724
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	128,000	127,282
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	195,000	189,856
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	291,000	288,489
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	462,000	455,435
3.63%, 03/24/32 (a)	360,000	336,773
4.00%, 03/24/52 (a)	250,000	193,077
Halliburton Co.
5.00%, 11/15/45 (a)	67,000	59,300
Hartford Insurance Group, Inc. (6.71% fixed rate until 07/30/25; 2.39% + 3 mo. Term SOFR thereafter)
6.71%, 02/12/67 (a)(b)(g)	186,000	172,617
HCA, Inc.
3.13%, 03/15/27 (a)	377,000	369,166
3.38%, 03/15/29 (a)	230,000	220,710
3.50%, 09/01/30 (a)	134,000	126,700
3.63%, 03/15/32 (a)	107,000	98,615
4.63%, 03/15/52 (a)	257,000	206,553
5.60%, 04/01/34 (a)	101,000	103,443
5.75%, 03/01/35 (a)	318,000	326,945
6.00%, 04/01/54 (a)	138,000	134,924
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	163,000	146,019
3.20%, 06/01/50 (a)(g)	66,000	42,596
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	97,000	83,102
Hess Corp.
5.60%, 02/15/41 (a)	35,000	34,754
5.80%, 04/01/47 (a)	22,000	21,859
Highwoods Realty LP
4.13%, 03/15/28 (a)	70,000	68,595
	Principal Amount	Fair Value
4.20%, 04/15/29 (a)	$171,000	$166,309
7.65%, 02/01/34 (a)	49,000	55,406
Home Depot, Inc.
2.70%, 04/15/30 (a)	66,000	61,650
3.35%, 04/15/50 (a)	133,000	93,292
3.50%, 09/15/56 (a)	63,000	43,803
3.90%, 12/06/28 - 06/15/47 (a)	143,000	125,759
4.50%, 12/06/48 (a)	58,000	49,727
4.95%, 06/25/34 - 09/15/52 (a)	255,000	248,995
5.30%, 06/25/54 (a)	77,000	73,888
5.40%, 06/25/64 (a)	137,000	130,798
Honeywell International, Inc.
1.75%, 09/01/31 (a)	183,000	156,187
2.70%, 08/15/29 (a)	133,000	125,446
5.25%, 03/01/54 (a)	537,000	509,232
Hormel Foods Corp.
1.80%, 06/11/30 (a)	238,000	211,634
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	263,000	249,145
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	320,000	282,925
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 yr. CMT thereafter)
4.00%, 03/09/26 (a)(b)	323,000	317,919
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	265,000	264,756
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	401,000	400,034
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	1,006,000	1,018,776
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	398,000	459,730
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	268,000	245,284
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	682,000	698,545
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	258,000	263,310
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	319,000	296,932
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	1,044,000	1,065,632
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	262,000	251,263

See Notes to Schedule of Investments.
8	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
5.30%, 02/05/54 (a)	$170,000	$158,811
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	388,000	383,266
5.50%, 02/01/30 (a)(g)	1,446,000	1,489,669
5.88%, 07/01/34 (a)(g)	1,162,000	1,191,201
6.13%, 07/27/27 (a)(g)	300,000	309,438
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	148,000	96,952
ING Groep NV (5.42% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
5.42%, 04/01/27 (a)(b)	236,000	236,628
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	398,000	416,698
Ingredion, Inc.
3.90%, 06/01/50 (a)	70,000	51,349
Intel Corp.
2.00%, 08/12/31 (a)	207,000	177,852
2.45%, 11/15/29 (a)	257,000	234,988
2.80%, 08/12/41 (a)	240,000	161,206
3.10%, 02/15/60 (a)	122,000	68,300
5.63%, 02/10/43 (a)	105,000	99,680
5.70%, 02/10/53 (a)	94,000	87,397
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	59,000	48,977
2.65%, 09/15/40 (a)	45,000	32,563
International Business Machines Corp.
3.45%, 02/19/26 (a)	195,000	193,656
4.15%, 05/15/39 (a)	169,000	148,862
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	613,000	611,682
Intuit, Inc.
5.50%, 09/15/53 (a)	263,000	260,899
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	366,000	340,259
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	577,000	614,657
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	466,000	477,589
5.75%, 04/01/33 (a)	113,000	116,197
6.75%, 03/15/34 (a)	403,000	440,060
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(g)	542,000	561,490
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	446,000	462,564
Johnson & Johnson
3.63%, 03/03/37 (a)	63,000	56,308
Johnson Controls International PLC
4.50%, 02/15/47 (a)	58,000	48,841
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	475,000	464,027
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	1,537,000	1,380,994
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	$256,000	$236,639
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	214,000	161,512
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	167,000	147,321
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	500,000	394,665
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	301,000	300,157
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	116,000	114,939
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	113,000	91,546
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	388,000	387,271
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	268,000	274,129
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	693,000	714,074
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	225,000	155,702
Kenvue, Inc.
4.90%, 03/22/33 (a)	213,000	215,944
5.05%, 03/22/53 (a)	168,000	156,015
5.20%, 03/22/63 (a)	102,000	94,386
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	131,000	123,496
3.80%, 05/01/50 (a)	114,000	84,237
KeyBank NA
4.90%, 08/08/32 (a)	500,000	482,345
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	26,000	22,542
5.00%, 03/01/43 (a)	51,000	45,406
6.38%, 03/01/41 (a)	44,000	45,641
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	612,000	591,737
5.05%, 02/15/46 (a)	41,000	36,243
5.20%, 06/01/33 (a)	129,000	129,704
KLA Corp.
3.30%, 03/01/50 (a)	133,000	92,193

See Notes to Schedule of Investments.
State Street Income Fund	9

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	$247,000	$223,834
Kroger Co.
2.20%, 05/01/30 (a)	105,000	94,967
4.65%, 01/15/48 (a)	51,000	43,205
5.00%, 09/15/34 (a)	203,000	201,879
5.50%, 09/15/54 (a)	105,000	99,584
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	280,000	271,340
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	102,000	101,420
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	530,000	541,156
6.20%, 08/15/34 (a)	299,000	305,458
Leidos, Inc.
4.38%, 05/15/30 (a)	523,000	515,756
5.40%, 03/15/32 (a)	308,000	315,186
5.50%, 03/15/35 (a)	394,000	399,993
5.75%, 03/15/33 (a)	285,000	297,312
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	58,000	38,870
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	368,738
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	45,000	44,834
3.80%, 03/01/45 (a)	39,000	30,709
4.50%, 05/15/36 (a)	108,000	103,898
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	78,000	72,195
1.70%, 09/15/28 - 10/15/30 (a)	242,000	220,691
3.00%, 10/15/50 (a)	134,000	83,758
3.70%, 04/15/46 (a)	48,000	35,716
4.05%, 05/03/47 (a)	113,000	87,931
5.63%, 04/15/53 (a)	212,000	203,995
LYB International Finance III LLC
1.25%, 10/01/25 (a)	100,000	99,037
3.63%, 04/01/51 (a)	67,000	44,759
3.80%, 10/01/60 (a)	58,000	37,539
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	1,019,000	1,004,703
Mars, Inc.
4.80%, 03/01/30 (a)(g)	445,000	450,812
5.20%, 03/01/35 (a)(g)	477,000	482,614
5.70%, 05/01/55 (a)(g)	445,000	443,883
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	132,000	82,806
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	319,000	336,724
Masco Corp.
3.50%, 11/15/27 (a)	34,000	33,275
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	85,000	73,719
3.25%, 11/15/25 (a)	909,000	902,537
McDonald's Corp.
3.60%, 07/01/30 (a)	175,000	169,300
3.63%, 09/01/49 (a)	82,000	59,518
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	643,000	635,631
Medtronic, Inc.
4.63%, 03/15/45 (a)	17,000	15,284
	Principal Amount	Fair Value
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	$232,000	$184,684
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	659,000	660,410
Merck & Co., Inc.
1.90%, 12/10/28 (a)	340,000	317,210
2.45%, 06/24/50 (a)	183,000	107,154
2.75%, 12/10/51 (a)	129,000	79,259
2.90%, 12/10/61 (a)	63,000	36,724
4.00%, 03/07/49 (a)	49,000	38,985
5.00%, 05/17/53 (a)	63,000	57,918
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	923,000	890,132
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	534,000	513,542
4.45%, 08/15/52 (a)	305,000	257,054
MetLife, Inc.
4.72%, 12/15/44 (a)	76,000	67,626
Micron Technology, Inc.
3.37%, 11/01/41 (a)	186,000	136,730
3.48%, 11/01/51 (a)	261,000	177,514
5.30%, 01/15/31 (a)	252,000	257,940
5.65%, 11/01/32 (a)	328,000	340,884
5.80%, 01/15/35 (a)	1,253,000	1,294,449
Microsoft Corp.
2.40%, 08/08/26 (a)	103,000	101,271
2.68%, 06/01/60 (a)	53,000	31,312
2.92%, 03/17/52 (a)	407,000	270,012
3.45%, 08/08/36 (a)	37,000	33,226
3.50%, 02/12/35 (a)	97,000	90,624
Mid-America Apartments LP
2.88%, 09/15/51 (a)	207,000	130,410
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	1,523,000	1,497,094
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	43,000	34,305
Morgan Stanley
3.63%, 01/20/27 (a)	102,000	101,151
3.97%, 07/22/38 (a)(b)	90,000	78,369
4.35%, 09/08/26 (a)	289,000	288,595
4.38%, 01/22/47 (a)	101,000	86,153
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	224,000	217,327
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	831,000	705,993
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	463,000	286,259
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	658,000	587,226
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	239,000	244,430
MPLX LP
2.65%, 08/15/30 (a)	134,000	121,308
5.20%, 12/01/47 (a)	48,000	41,844
Mylan, Inc.
5.20%, 04/15/48 (a)	66,000	52,368

See Notes to Schedule of Investments.
10	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Nasdaq, Inc.
5.95%, 08/15/53 (a)	$89,000	$90,768
6.10%, 06/28/63 (a)	122,000	124,708
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	494,000	435,856
NetApp, Inc.
5.50%, 03/17/32 (a)	615,000	634,336
Netflix, Inc.
4.90%, 08/15/34 (a)	232,000	236,424
5.40%, 08/15/54 (a)	138,000	136,100
Nevada Power Co.
6.00%, 03/15/54 (a)	159,000	161,798
Newmont Corp.
4.88%, 03/15/42 (a)	77,000	71,675
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	133,000	132,093
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	243,000	216,231
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	236,000	227,008
NIKE, Inc.
3.38%, 03/27/50 (a)	66,000	46,739
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 yr. CMT thereafter)
3.40%, 01/23/50 (a)(b)(g)	386,000	355,510
NNN REIT, Inc.
4.00%, 11/15/25 (a)	118,000	117,650
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	105,000	85,729
Northern Trust Corp.
6.13%, 11/02/32 (a)	284,000	306,658
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	355,000	245,380
NOV, Inc.
3.60%, 12/01/29 (a)	175,000	167,877
Novant Health, Inc.
3.32%, 11/01/61 (a)	124,000	78,611
Novartis Capital Corp.
2.20%, 08/14/30 (a)	191,000	173,932
3.00%, 11/20/25 (a)	18,000	17,899
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	719,000	719,164
5.40%, 06/21/34 (a)	921,000	934,870
NVIDIA Corp.
2.85%, 04/01/30 (a)	66,000	62,590
3.50%, 04/01/50 (a)	89,000	66,542
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	477,000	494,611
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	122,000	115,751
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	49,000	36,916
ONEOK, Inc.
4.35%, 03/15/29 (a)	117,000	116,139
5.80%, 11/01/30 (a)	431,000	451,274
6.10%, 11/15/32 (a)	192,000	203,005
	Principal Amount	Fair Value
6.63%, 09/01/53 (a)	$339,000	$352,502
Oracle Corp.
1.65%, 03/25/26 (a)	267,000	261,436
2.30%, 03/25/28 (a)	92,000	87,345
2.65%, 07/15/26 (a)	149,000	146,294
2.95%, 04/01/30 (a)	201,000	187,585
3.60%, 04/01/50 (a)	133,000	92,950
3.95%, 03/25/51 (a)	147,000	108,458
4.00%, 07/15/46 - 11/15/47 (a)	201,000	154,221
4.10%, 03/25/61 (a)	173,000	124,811
5.55%, 02/06/53 (a)	128,000	120,211
6.15%, 11/09/29 (a)	200,000	213,410
6.90%, 11/09/52 (a)	134,000	149,001
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	73,000	67,330
3.36%, 02/15/50 (a)	78,000	53,963
Owens Corning
3.88%, 06/01/30 (a)	523,000	505,244
4.40%, 01/30/48 (a)	57,000	46,531
5.70%, 06/15/34 (a)	402,000	417,445
5.95%, 06/15/54 (a)	108,000	109,069
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	154,000	145,920
2.50%, 02/01/31 (a)	275,000	238,708
3.00%, 06/15/28 (a)	260,000	247,036
3.30%, 08/01/40 (a)	275,000	197,095
3.50%, 08/01/50 (a)	120,000	76,871
4.30%, 03/15/45 (a)	183,000	138,353
PacifiCorp
2.70%, 09/15/30 (a)	133,000	121,473
2.90%, 06/15/52 (a)	331,000	196,647
5.80%, 01/15/55 (a)	236,000	226,008
6.25%, 10/15/37 (a)	207,000	218,749
Packaging Corp. of America
3.05%, 10/01/51 (a)	181,000	113,981
Paramount Global
2.90%, 01/15/27 (a)	36,000	35,037
3.70%, 06/01/28 (a)	60,000	58,313
5.25%, 04/01/44 (a)	23,000	18,294
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	105,000	100,844
4.50%, 09/15/29 (a)	186,000	187,836
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	229,000	234,457
Paychex, Inc.
5.10%, 04/15/30 (a)	480,000	491,515
5.60%, 04/15/35 (a)	382,000	394,824
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	190,000	186,584
3.25%, 06/01/50 (a)	101,000	68,705
PepsiCo, Inc.
1.63%, 05/01/30 (a)	112,000	99,364
2.63%, 07/29/29 (a)	151,000	142,709
2.75%, 10/21/51 (a)	319,000	198,976
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	245,000	244,566
5.30%, 05/19/53 (a)	99,000	93,454
5.34%, 05/19/63 (a)	168,000	155,886
Pfizer, Inc.
2.70%, 05/28/50 (a)	260,000	161,325
3.90%, 03/15/39 (a)	82,000	71,510
4.13%, 12/15/46 (a)	55,000	45,168
4.40%, 05/15/44 (a)	34,000	29,759

See Notes to Schedule of Investments.
State Street Income Fund	11

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	$59,000	$53,142
3.38%, 08/15/29 (a)	87,000	83,937
4.13%, 03/04/43 (a)	39,000	32,592
5.13%, 02/15/30 (a)	394,000	405,406
5.25%, 02/13/34 (a)	286,000	291,611
5.63%, 11/17/29 (a)	191,000	200,539
Phillips 66 Co.
2.15%, 12/15/30 (a)	647,000	569,988
3.15%, 12/15/29 (a)	332,000	314,686
3.30%, 03/15/52 (a)	221,000	142,178
3.75%, 03/01/28 (a)	44,000	43,352
4.68%, 02/15/45 (a)	87,000	73,010
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	81,000	85,659
6.88%, 05/15/34 (a)	256,000	281,006
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	439,000	431,230
2.15%, 01/15/31 (a)	477,000	423,624
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	169,000	161,495
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	172,000	169,919
Precision Castparts Corp.
4.38%, 06/15/45 (a)	78,000	66,312
Progressive Corp.
3.00%, 03/15/32 (a)	246,000	224,463
3.70%, 03/15/52 (a)	48,000	35,773
Prologis LP
3.05%, 03/01/50 (a)	62,000	40,466
3.25%, 06/30/26 (a)	74,000	73,245
5.00%, 03/15/34 (a)	154,000	154,342
5.25%, 03/15/54 (a)	99,000	92,931
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	134,000	102,513
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	138,000	139,610
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	157,000	155,144
Public Storage Operating Co.
5.35%, 08/01/53 (a)	132,000	126,680
PVH Corp.
4.63%, 07/10/25 (a)	364,000	364,029
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	24,000	20,124
4.50%, 05/20/52 (a)	283,000	239,432
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	48,000	44,660
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	228,000	198,048
Regions Financial Corp.
1.80%, 08/12/28 (a)	560,000	517,507
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	1,766,000	1,824,101
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	296,000	304,403
	Principal Amount	Fair Value
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	$196,000	$119,054
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (a)	152,000	154,611
5.75%, 03/14/55 (a)	222,000	222,415
5.88%, 03/14/65 (a)	211,000	212,135
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	63,000	36,570
4.20%, 03/01/49 (a)	93,000	76,599
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	47,000	41,834
Ross Stores, Inc.
4.70%, 04/15/27 (a)	44,000	44,058
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (a)(g)	1,214,000	1,221,503
Royalty Pharma PLC
1.20%, 09/02/25 (a)	210,000	208,515
1.75%, 09/02/27 (a)	107,000	101,320
2.20%, 09/02/30 (a)	45,000	39,865
3.30%, 09/02/40 (a)	30,000	22,577
5.40%, 09/02/34 (a)	160,000	162,102
RTX Corp.
1.90%, 09/01/31 (a)	289,000	247,300
2.82%, 09/01/51 (a)	271,000	167,028
3.13%, 05/04/27 (a)	177,000	173,605
3.50%, 03/15/27 (a)	115,000	113,637
3.95%, 08/16/25 (a)	81,000	80,881
4.15%, 05/15/45 (a)	82,000	67,248
4.45%, 11/16/38 (a)	69,000	63,616
6.10%, 03/15/34 (a)	320,000	345,827
6.40%, 03/15/54 (a)	243,000	266,083
Ryder System, Inc.
2.90%, 12/01/26 (a)	321,000	313,749
Salesforce, Inc.
1.95%, 07/15/31 (a)	229,000	200,737
2.70%, 07/15/41 (a)	226,000	162,397
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	142,000	140,492
5.00%, 06/01/34 (a)(g)	990,000	977,962
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	775,000	743,310
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	58,000	51,930
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	392,000	377,425
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	407,000	378,551
3.25%, 04/06/50 (a)	116,000	79,438
3.75%, 09/12/46 (a)	45,000	34,643
Shell International Finance BV
3.13%, 11/07/49 (a)	263,000	176,029
Siemens Funding BV
5.80%, 05/28/55 (a)(g)	330,000	340,164
Simon Property Group LP
3.38%, 06/15/27 (a)	81,000	79,771
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	391,000	401,928
Smith & Nephew PLC
5.40%, 03/20/34 (a)	163,000	165,447
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	1,037,000	1,063,070
5.78%, 04/03/54 (a)	300,000	296,376

See Notes to Schedule of Investments.
12	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Sonoco Products Co.
4.60%, 09/01/29 (a)	$598,000	$596,625
5.00%, 09/01/34 (a)	523,000	508,963
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(g)	890,000	880,237
Southern California Edison Co.
4.00%, 04/01/47 (a)	264,000	189,726
4.20%, 03/01/29 (a)	200,000	195,806
5.65%, 10/01/28 (a)	1,385,000	1,418,711
Southern Co.
3.25%, 07/01/26 (a)	64,000	63,314
3.70%, 04/30/30 (a)	386,000	373,451
Southwest Airlines Co.
2.63%, 02/10/30 (a)	176,000	160,428
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	122,000	119,414
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	27,000	26,625
4.50%, 03/15/45 (a)	22,000	18,090
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	290,000	255,499
Starbucks Corp.
4.00%, 11/15/28 (a)	69,000	68,499
Stellantis Finance U.S., Inc.
6.45%, 03/18/35 (a)(g)	500,000	502,100
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	237,000	212,871
3.75%, 03/15/51 (a)	202,000	143,406
Stryker Corp.
1.95%, 06/15/30 (a)	268,000	239,085
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	508,000	541,589
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	1,096,000	1,058,013
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	31,000	22,946
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	477,000	463,200
Synopsys, Inc.
4.85%, 04/01/30 (a)	573,000	581,079
5.15%, 04/01/35 (a)	347,000	349,807
5.70%, 04/01/55 (a)	331,000	328,958
Sysco Corp.
5.95%, 04/01/30 (a)	23,000	24,343
6.60%, 04/01/50 (a)	31,000	33,576
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (a)	300,000	223,788
3.18%, 07/09/50 (a)	300,000	196,125
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	640,000	633,722
4.00%, 04/14/32 (a)	141,000	133,607
Tampa Electric Co.
2.40%, 03/15/31 (a)	276,000	247,384
3.45%, 03/15/51 (a)	218,000	150,069
4.35%, 05/15/44 (a)	172,000	144,212
	Principal Amount	Fair Value
Tanger Properties LP
2.75%, 09/01/31 (a)	$584,000	$512,320
Tapestry, Inc.
3.05%, 03/15/32 (a)	255,000	227,292
4.13%, 07/15/27 (a)	22,000	21,855
5.10%, 03/11/30 (a)	928,000	940,148
5.50%, 03/11/35 (a)	569,000	571,122
Targa Resources Corp.
6.50%, 03/30/34 (a)	697,000	749,407
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	559,000	559,391
Target Corp.
1.95%, 01/15/27 (a)	88,000	85,255
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	225,842
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	104,000	91,867
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	161,000	115,442
Time Warner Cable LLC
6.55%, 05/01/37 (a)	58,000	59,917
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	992,000	931,964
3.75%, 04/15/27 (a)	352,000	348,448
4.50%, 04/15/50 (a)	46,000	38,004
4.80%, 07/15/28 (a)	908,000	920,367
5.50%, 01/15/55 (a)	163,000	154,576
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	564,000	513,099
4.46%, 06/08/32 (a)	298,000	292,415
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	1,162,000	1,191,282
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	1,154,000	1,093,242
Tractor Supply Co.
5.25%, 05/15/33 (a)	239,000	243,644
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	161,000	158,343
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	163,000	162,495
4.88%, 01/15/26 (a)	41,000	40,983
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	82,000	81,232
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	335,000	200,166
Truist Financial Corp. (6.67% fixed rate until 09/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/25 (a)(b)	544,000	546,143
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	600,000	597,018
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	42,000	34,968
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	229,000	236,044
5.70%, 03/15/34 (a)	252,000	260,742

See Notes to Schedule of Investments.
State Street Income Fund	13

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Principal Amount	Fair Value
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	$346,000	$341,689
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	508,000	527,568
UBS Group AG
4.28%, 01/09/28 (a)(g)	343,000	341,402
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	300,000	327,012
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	405,000	467,925
UDR, Inc.
2.10%, 08/01/32 (a)	149,000	123,363
3.00%, 08/15/31 (a)	95,000	86,544
Union Pacific Corp.
3.55%, 05/20/61 (a)	157,000	104,973
3.60%, 09/15/37 (a)	29,000	25,195
3.80%, 04/06/71 (a)	72,000	49,298
4.10%, 09/15/67 (a)	49,000	36,087
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	186,000	180,286
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	184,000	164,651
4.20%, 05/15/32 (a)	193,000	186,753
4.45%, 12/15/48 (a)	144,000	119,215
4.75%, 07/15/45 - 05/15/52 (a)	336,000	290,453
5.05%, 04/15/53 (a)	168,000	149,903
5.20%, 04/15/63 (a)	272,000	242,028
6.05%, 02/15/63 (a)	83,000	84,134
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	650,000	643,747
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	489,000	512,452
6.40%, 06/28/54 (a)	296,000	291,347
Ventas Realty LP
3.25%, 10/15/26 (a)	96,000	94,543
5.63%, 07/01/34 (a)	220,000	226,543
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	493,000	502,954
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	365,000	314,531
2.55%, 03/21/31 (a)	169,000	151,601
3.40%, 03/22/41 (a)	183,000	141,104
3.55%, 03/22/51 (a)	137,000	97,997
3.70%, 03/22/61 (a)	83,000	57,230
4.40%, 11/01/34 (a)	465,000	441,504
4.86%, 08/21/46 (a)	273,000	243,729
5.40%, 07/02/37 (a)(g)	460,558	463,211
Viatris, Inc.
4.00%, 06/22/50 (a)	130,000	86,609
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	146,000	113,089
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	247,000	256,606
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	312,000	304,780
3.20%, 04/21/31 (a)(g)	398,000	365,551
Vontier Corp.
2.40%, 04/01/28 (a)	184,000	173,512
	Principal Amount	Fair Value
2.95%, 04/01/31 (a)	$241,000	$215,693
Vornado Realty LP
2.15%, 06/01/26 (a)	356,000	345,833
Vulcan Materials Co.
3.90%, 04/01/27 (a)	36,000	35,768
Walmart, Inc.
1.80%, 09/22/31 (a)	153,000	133,284
2.50%, 09/22/41 (a)	173,000	122,017
2.65%, 09/22/51 (a)	82,000	51,191
Walt Disney Co.
2.65%, 01/13/31 (a)	196,000	180,673
3.38%, 11/15/26 (a)	34,000	33,695
3.60%, 01/13/51 (a)	129,000	95,229
4.75%, 11/15/46 (a)	20,000	17,995
6.65%, 11/15/37 (a)	130,000	148,758
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	724,000	684,028
4.28%, 03/15/32 (a)	576,000	482,474
5.05%, 03/15/42 (a)	87,000	51,360
5.14%, 03/15/52 (a)	12,000	7,402
Wells Fargo & Co.
4.15%, 01/24/29 (a)	249,000	248,218
4.75%, 12/07/46 (a)	280,000	239,742
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	562,000	541,594
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	280,000	211,680
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	655,000	647,107
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	329,000	300,581
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	454,000	465,727
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	331,000	339,550
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	397,000	433,973
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	149,000	143,977
Williams Cos., Inc.
3.75%, 06/15/27 (a)	32,000	31,639
4.85%, 03/01/48 (a)	72,000	62,364
4.90%, 01/15/45 (a)	168,000	147,516
5.30%, 08/15/52 (a)	123,000	112,357
5.40%, 03/04/44 (a)	23,000	21,610
Willis North America, Inc.
3.88%, 09/15/49 (a)	134,000	98,873
Workday, Inc.
3.50%, 04/01/27 (a)	236,000	233,029
3.70%, 04/01/29 (a)	470,000	459,181

See Notes to Schedule of Investments.
14	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

	Principal Amount	Fair Value
Zoetis, Inc.
3.90%, 08/20/28 (a)	$87,000	$86,358
5.60%, 11/16/32 (a)	438,000	462,515
		222,654,297
Non-Agency Collateralized Mortgage Obligations - 5.6%
Bank
3.18%, 09/15/60 (a)	11,813,912	11,497,599
4.41%, 11/15/61 (a)(b)	4,925,103	4,911,831
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	2,316,814	2,157,805
CD Mortgage Trust
2.91%, 08/15/57 (a)	4,218,308	3,910,574
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	1,695,230	1,598,758
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	878,179	821,381
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	7,551,825	7,039,765
3.05%, 11/10/52 (a)	3,684,899	3,450,406
4.14%, 03/10/51 (a)(b)	1,502,877	1,434,646
4.54%, 11/10/48 (a)(b)	1,883,636	1,498,297
Impac CMB Trust 1 mo. Term SOFR + 0.83%
5.15%, 10/25/34 (a)(b)	34,595	33,817
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (a)(b)	1,252,301	575,496
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(c)	9,381	195
Morgan Stanley Bank of America Merrill Lynch Trust
0.29%, 03/15/48 (a)(b)(c)	49,616	40
		38,930,610
Municipal Bonds and Notes - 0.1%
State of California, CA
4.60%, 04/01/38 (a)(h)	1,060,000	1,077,244
Total Bonds and Notes (Cost $697,643,312)		668,733,373
Total Investments in Securities (Cost $697,643,312)		668,733,373

	Number of Shares
Short-Term Investment - 22.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (a)(i)(j) (Cost $153,745,554)	153,745,554	153,745,554
Total Investments (Cost $851,388,866)		822,478,927
Liabilities in Excess of Other Assets, net - (18.4)%		(128,089,451)
NET ASSETS - 100.0%		$694,389,476
See Notes to Schedule of Investments.
State Street Income Fund	15

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$73,320	1.00%/ Quarterly	06/20/30	$(1,612,043)	$(1,233,136)	$(378,907)

The Fund had the following long futures contracts open at June 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2025	2	$231,813	$238,251	$6,438
U.S. Long Bond Futures	September 2025	15	1,687,904	1,732,031	44,127
5 Yr. U.S. Treasury Notes Futures	September 2025	1,696	182,855,255	184,864,000	2,008,745
					$2,059,310

The Fund had the following short futures contracts open at June 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2025	5	$(552,656)	$(560,625)	$(7,969)
10 Yr. U.S. Treasury Ultra Futures	September 2025	68	(7,632,469)	(7,770,063)	(137,594)
2 Yr. U.S. Treasury Notes Futures	September 2025	65	(13,470,404)	(13,521,524)	(51,120)
					$(196,683)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
See Notes to Schedule of Investments.
16	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to $32,187,325 or 4.64% of the net assets of the State Street Income Fund.
(h)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$195,306,363	$—	$195,306,363
Agency Mortgage Backed	—	205,369,699	—	205,369,699
Agency Collateralized Mortgage Obligations	—	5,327,331	—	5,327,331
Asset Backed	—	67,829	—	67,829
Corporate Notes	—	222,654,297	—	222,654,297
Non-Agency Collateralized Mortgage Obligations	—	38,930,610	—	38,930,610
Municipal Bonds and Notes	—	1,077,244	—	1,077,244
Short-Term Investment	153,745,554	—	—	153,745,554
Total Investments in Securities	$153,745,554	$668,733,373	$—	$822,478,927
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(378,907)	—	(378,907)
Long Futures Contracts - Unrealized Appreciation	2,059,310	—	—	2,059,310
Short Futures Contracts - Unrealized Depreciation	(196,683)	—	—	(196,683)
Total Other Financial Instruments	$1,862,627	$(378,907)	$—	$1,483,720

Affiliate Table

	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	160,685,227	$160,685,227	$195,179,664	$202,119,337	$—	$—	153,745,554	$153,745,554	$5,460,838
See Notes to Schedule of Investments.
State Street Income Fund	17

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.4% †
Aerospace & Defense - 0.6%
RTX Corp.	178,381	$26,047,194
Apparel Retail - 0.2%
Ross Stores, Inc.	72,381	9,234,368
Application Software - 3.5%
Adobe, Inc. (a)	120,620	46,665,465
Intuit, Inc.	20,603	16,227,541
Salesforce, Inc.	216,091	58,925,855
Synopsys, Inc. (a)	76,185	39,058,526
		160,877,387
Automobile Manufacturers - 1.0%
General Motors Co.	462,822	22,775,471
Tesla, Inc. (a)	79,243	25,172,331
		47,947,802
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	297,825	26,842,967
Biotechnology - 0.4%
BioMarin Pharmaceutical, Inc. (a)	99,000	5,442,030
Vertex Pharmaceuticals, Inc. (a)	25,204	11,220,821
		16,662,851
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	988,164	216,793,300
Building Products - 0.6%
Trane Technologies PLC	58,445	25,564,427
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	68,791	37,763,507
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp.	15,130	14,977,792
Walmart, Inc.	430,311	42,075,810
		57,053,602
Data Center REITs - 0.8%
Equinix, Inc.	47,616	37,877,100
Data Processing & Outsourced Services - 1.0%
Broadridge Financial Solutions, Inc.	189,465	46,045,679
Diversified Banks - 3.9%
Bank of America Corp.	1,693,960	80,158,187
JPMorgan Chase & Co.	339,666	98,472,570
		178,630,757
Electric Utilities - 0.9%
NextEra Energy, Inc.	631,319	43,826,165
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	87,237	31,142,737
Emerson Electric Co.	464,833	61,976,184
		93,118,921
Electronic Components - 0.3%
Amphenol Corp., Class A	163,869	16,182,064
Environmental & Facilities Services - 1.8%
Tetra Tech, Inc.	901,410	32,414,704
	Number of Shares	Fair Value
Waste Management, Inc.	225,625	$51,627,512
		84,042,216
Financial Exchanges & Data - 2.8%
CME Group, Inc.	46,060	12,695,057
Intercontinental Exchange, Inc.	147,072	26,983,300
MSCI, Inc.	52,903	30,511,276
S&P Global, Inc.	107,626	56,750,114
		126,939,747
Healthcare Equipment - 1.0%
Abbott Laboratories	145,678	19,813,665
Becton Dickinson & Co.	89,839	15,474,767
IDEXX Laboratories, Inc. (a)	23,435	12,569,128
		47,857,560
Healthcare Supplies - 0.2%
Cooper Cos., Inc. (a)	129,094	9,186,329
Home Improvement Retail - 1.8%
Home Depot, Inc.	210,640	77,229,050
Lowe's Cos., Inc. (b)	34,621	7,681,361
		84,910,411
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	65,709	12,735,061
Industrial Gases - 1.2%
Linde PLC	116,518	54,667,915
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	88,270	61,653,947
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	60,196	13,161,253
Integrated Oil & Gas - 1.3%
Chevron Corp.	158,606	22,710,793
Exxon Mobil Corp.	332,119	35,802,428
		58,513,221
Interactive Media & Services - 8.5%
Alphabet, Inc., Class A	1,023,816	180,427,093
Alphabet, Inc., Class C	142,266	25,236,566
Meta Platforms, Inc., Class A	252,531	186,390,606
		392,054,265
Investment Banking & Brokerage - 1.5%
Goldman Sachs Group, Inc.	100,648	71,233,622
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	43,696	13,060,297
Life Sciences Tools & Services - 2.3%
Danaher Corp.	81,420	16,083,707
IQVIA Holdings, Inc. (a)	259,582	40,907,527
Thermo Fisher Scientific, Inc.	122,890	49,826,980
		106,818,214
Managed Healthcare - 1.6%
Elevance Health, Inc. (b)	38,611	15,018,135
UnitedHealth Group, Inc.	181,299	56,559,849
		71,577,984
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	24,581	32,917,155

See Notes to Schedule of Investments.
18	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
	Number of Shares	Fair Value
Walt Disney Co.	186,942	$23,182,677
		56,099,832
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	114,746	55,740,164
Multi-Utilities - 1.1%
CMS Energy Corp.	436,728	30,256,516
Sempra	288,448	21,855,705
		52,112,221
Oil & Gas Exploration & Production - 1.0%
ConocoPhillips	352,197	31,606,159
EQT Corp.	234,551	13,679,014
		45,285,173
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	116,499	7,856,693
Passenger Ground Transportation - 1.5%
Uber Technologies, Inc. (a)	724,399	67,586,427
Personal Care Products - 0.7%
Kenvue, Inc.	1,466,399	30,691,731
Pharmaceuticals - 3.5%
AstraZeneca PLC ADR	282,828	19,764,021
Eli Lilly & Co.	90,186	70,302,692
Johnson & Johnson	274,302	41,899,630
Merck & Co., Inc.	341,311	27,018,179
		158,984,522
Property & Casualty Insurance - 1.0%
American International Group, Inc.	107,108	9,167,374
Chubb Ltd.	61,883	17,928,743
Progressive Corp.	74,896	19,986,746
		47,082,863
Rail Transportation - 0.5%
Union Pacific Corp.	95,138	21,889,351
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	224,872	31,509,065
Restaurants - 0.5%
McDonald's Corp.	75,692	22,114,932
Semiconductor Materials & Equipment - 1.2%
Applied Materials, Inc.	305,182	55,869,669
Semiconductors - 13.4%
Advanced Micro Devices, Inc. (a)	157,496	22,348,682
Broadcom, Inc.	527,218	145,327,642
NVIDIA Corp.	2,478,849	391,633,354
Texas Instruments, Inc.	263,679	54,745,034
		614,054,712
Soft Drinks & Non-alcoholic Beverages - 0.9%
Monster Beverage Corp. (a)	303,468	19,009,236
PepsiCo, Inc.	157,187	20,754,971
		39,764,207
Specialty Chemicals - 0.3%
Ecolab, Inc.	32,865	8,855,145
	Number of Shares	Fair Value
International Flavors & Fragrances, Inc. (b)	92,763	$6,822,719
		15,677,864
Systems Software - 9.6%
Crowdstrike Holdings, Inc., Class A (a)	24,720	12,590,143
Microsoft Corp.	751,303	373,705,625
Oracle Corp.	154,459	33,769,371
ServiceNow, Inc. (a)	19,867	20,424,866
		440,490,005
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,112,673	228,287,119
Telecom Tower REITs - 0.9%
American Tower Corp.	183,163	40,482,686
Tobacco - 1.1%
Philip Morris International, Inc.	265,947	48,436,927
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	76,872	57,915,365
WW Grainger, Inc.	15,237	15,850,137
		73,765,502
Transaction & Payment Processing Services - 2.3%
Fidelity National Information Services, Inc.	132,740	10,806,364
Mastercard, Inc., Class A	24,045	13,511,847
Visa, Inc., Class A	234,886	83,396,274
		107,714,485
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	50,484	12,028,318
Total Common Stock (Cost $2,631,842,450)		4,522,404,601
Short-Term Investment - 1.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.31% (c)(d) (Cost $71,050,983)	71,050,983	71,050,983
Total Investments (Cost $2,702,893,433)		4,593,455,584
Other Assets and Liabilities, net - 0.0%*		1,555,542
NET ASSETS - 100.0%		$4,595,011,126

See Notes to Schedule of Investments.
State Street U.S. Core Equity Fund	19

State Street U.S. Core Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2025	90	$27,352,116	$28,141,875	$789,759
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2025.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,522,404,601	$—	$—	$4,522,404,601
Short-Term Investment	71,050,983	—	—	71,050,983
Total Investments in Securities	$4,593,455,584	$—	$—	$4,593,455,584
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	789,759	—	—	789,759
Total Other Financial Instruments	$789,759	$—	$—	$789,759

Affiliate Table

	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	71,047,184	$71,047,184	$850,992,477	$850,988,678	$—	$—	71,050,983	$71,050,983	$4,219,262
See Notes to Schedule of Investments.
20	State Street U.S. Core Equity Fund

State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2025 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board . The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in each Fund’s Schedule of Investments.
21

State Street Institutional Investment Trust
Notes to Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedules of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2025, State Street U.S. Core Equity Fund and State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended  June 30, 2025, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
22

State Street Institutional Investment Trust
Notes to Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended June 30, 2025, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
23